Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	REVLON CONSUMER PRODUCTS CORP	REVLON CONSUMER PRODUCTS CORP
Entity Central Index Key	0000890547	0000890547
Entity Filer Category	Non-accelerated Filer	Non-accelerated Filer
Document Type	S-4	S-4
Document Period End Date	Jun. 30, 2016	Dec. 31, 2015
Document Fiscal Year Focus	2016	2015
Document Fiscal Period Focus	Q2	FY
Amendment Flag	false	false